LEASES	6 Months Ended	12 Months Ended
	May 31, 2021	Nov. 30, 2020
Leases [Abstract]
LEASES
21.	LEASES

Operating Leases

The Company has operating leases for real estate in the United States and South Africa and does not have any finance leases.

In 2019, the Company had entered into a real estate lease for office space in Wilmington/Andover, Massachusetts. The Company was involved in the construction and design of the space and incurred construction costs, subject to an allowance for tenant improvements of $0.2 million. The lease expiration date is August 31, 2026. The base rent is $0.1 million per year, subject to an annual upward adjustment. The lease commencement date, for accounting purposes, was reached in June 2020 when the Company was granted access to the premises and therefore the lease is included in the Company’s operating lease right-of-use asset and operating lease liabilities as of June 2020.

The Company leased office and warehouse space in South Africa under a lease that expired on November 30, 2020. The base rent was approximately $0.004 million per month. In December 2020, the Company entered into a new lease for office and warehouse space. The lease expires in November 2024. The base rent during the six months ended May 31, 2021 was approximately $0.005 per month.

The Company leased real estate in Fort Wayne Indiana. The lease expires on February 28, 2022. In February 2021, the Company entered into a lease termination agreement with the landlord. Upon termination, the Company was required to pay a termination fee of approximately $0.02 million. The Company leases warehouse and manufacturing space in Fort Wayne, Indiana. The lease expires on July 31, 2025. The base rent is approximately $0.008 million per month. The Company also leases office space in Las Vegas, Nevada. The lease expires on August 31, 2022. The base rent is approximately $0.004 million per month.

Certain of the Company’s leases contain options to renew and extend lease terms and options to terminate leases early. Reflected in the right-of-use asset and lease liability on the Company’s balance sheets are the periods provided by renewal and extension options that the Company is reasonably certain to exercise, as well as the periods provided by termination options that the Company is reasonably certain to not exercise.

As of May 31, 2021 and November 30, 2020, right-of-use assets of $1.2 million and $1.2 million, current lease liabilities of $0.2 million and $0.3 million and non-current lease liabilities of $0.9 million and $0.8 million, respectively, are reflected in the accompanying Condensed Consolidated Balance Sheets. The elements of lease expense were as follows (in thousands):

	Three Months Ended	Six Months Ended
	May 31, 2021	May 31, 2021
Lease Cost:
Operating lease cost	$87	$179
Short-term lease cost	5	5
Variable lease cost	—	—
Total lease cost	$92	$184

Other Information:
Cash paid for amounts included in the measurement of operating lease liabilities		$156
Operating lease liabilities arising from obtaining right-of-use assets		$182

Operating Leases:
Weighted-average remaining lease term (in years)		4.7 years
Weighted-average discount rate		9.3%

Future lease payments under non-cancelable operating leases as of May 31, 2021 are as follows (in thousands):

Fiscal Year Ending November 30,
2021 (six months)	$161
2022	315
2023	282
2024	290
2025	187
Thereafter	157
Total lease payments	1,392
Less: imputed interest	255
Total lease liabilities	$1,137

Sales-Type Leases

During the six months ended May 31, 2021, the Company entered into an equipment lease as lessor. The lease is being accounted for as a sale-type lease. The term of the lease is three years. For a sales-type lease, the carrying amount of the asset is derecognized from property and equipment and a net investment in the lease is recorded. The net investment in the lease is measured at commencement date as the sum of the lease receivable and the estimated residual value of the equipment. The unguaranteed residual value of the equipment is determined as the estimated carrying value of the asset at the end of the lease term had the asset been depreciated on a straight-line basis. Selling profit or loss arising from a sales-type lease is recorded at lease commencement and presented on a gross basis. Over the term of the lease, the Company recognizes interest income on the net investment in the lease. At lease commencement, the Company determined the unguaranteed residual value of the equipment was $0 and the selling profit or loss was immaterial.

The receivable recorded as a result of the lease is collateralized by the underlying equipment and consist of the following components at May 31, 2021 (in thousands):

Net minimum lease payments to be received	$121
Less: unearned interest income portion	14
Net investment in sales-type leases	107
Less: current portion	44
Net investment in sales-type leases, non-current	$63

The maturity schedule of future minimum lease payments under sales-type leases and the reconciliation to the net investment in sales-type leases reported at May 31, 2021 was as follows (in thousands):

Fiscal Year Ending November 30,
2021 (six months)	$27
2022	54
2023	40
Total future minimum sales-type lease payments	121
Less: unearned income	14
Total net investment in sales-type leases	$107

18.	LEASES

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-02, Leases (“ASU 2016-02”), to enhance the transparency and comparability of financial reporting related to leasing arrangements. The Company adopted ASU 2016-02 on December 1, 2019, or the effective date, and used the effective date as its date of initial application.

At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease based on the unique facts and circumstances present. Most leases with a term greater than one year are recognized on the balance sheet as right-of-use assets and lease liabilities. The Company has elected not to recognize on the balance sheet leases with terms of one year or less. Operating lease liabilities and corresponding right-of-use assets are recorded based on the present value of lease payments over the expected remaining lease term. However, certain adjustments to the right-of-use asset may be required for items such as prepaid rent. The interest rate implicit in lease contracts is typically not readily determinable. As a result, the Company utilizes its incremental borrowing rates, which are the rates incurred to borrow on a collateralized basis over a similar term at an amount equal to the lease payments in a similar economic environment.

In accordance with the guidance in ASU 2016-02, components of a lease should be separated into three categories: lease components (e.g., building), non-lease components (e.g., common area maintenance), and non-components (e.g., property taxes and insurance). Then the fixed and in-substance fixed contract consideration (including any related to non-components) must be allocated based on fair values to the lease components and non-lease components.

Although separation of lease and non-lease components is required, certain practical expedients are available. Entities may elect the practical expedient to not separate lease and non-lease components. Rather, they would account for each lease component and the related non-lease component together as a single component. The Company has elected to account for the lease and non-lease components of each of its operating leases as a single lease component and allocate all of the contract consideration to the lease component only. The lease component results in an operating right-of-use asset being recorded on the balance sheet and amortized on a straight-line basis as lease expense.

The Company has operating leases for real estate in the United States and South Africa and does not have any finance leases.

In 2019, the Company had entered into a real estate lease for office space in Wilmington/Andover, Massachusetts. The Company was involved in the construction and design of the space and incurred construction costs, subject to an allowance for tenant improvements of $210,490. The lease expiration date is August 31, 2026. The base rent is $114,180 per year, subject to an annual upward adjustment. The lease commencement date, for accounting purposes, was reached in April 2020 when the Company was granted access to the premises and therefore the lease is included in the Company’s operating lease right-of-use asset and operating lease liabilities as of April 2020.

The Company leases office and warehouse space in South Africa. The base rent is approximately $3,700 per month. The lease expired on November 30, 2020. The Company is currently negotiating a new lease to rent the office and warehouse space. Beginning December 2020, the Company is operating under a month to month lease with base rent of approximately $4,200 until the terms of the lease are finalized.

The Company leases real estate in Fort Wayne Indiana. The lease expires on February 28, 2022. The base rent is $2,540 per month. During July 2020, the Company entered into a lease for warehouse space in Fort Wayne, Indiana. The lease expires on July 31, 2025. The base rent is $7,740 per month.

During August 2020, the Company entered into a real estate lease for office space in Las Vegas, Nevada. The lease expires on August 31, 2022. The base rent is $4,461 per month.

Certain of the Company’s leases contain options to renew and extend lease terms and options to terminate leases early. Reflected in the right-of-use asset and lease liability on the Company’s balance sheets are the periods provided by renewal and extension options that the Company is reasonably certain to exercise, as well as the periods provided by termination options that the Company is reasonably certain to not exercise.

As of November 30, 2020, right-of-use assets of $1,200,447, current lease liabilities of $257,608, and non-current lease liabilities of $828,005 are reflected in the accompanying Consolidated Balance Sheets. The elements of lease expense were as follows:

November 30,2020
Lease Cost:
Operating lease cost	$198,402
Short-term lease cost	24,560
Variable lease cost	8.696
Total lease cost	$231,658

Other Information:
Cash paid for amounts included in the measurement of operating lease liabilities	$309,642
Operating lease liabilities arising from obtaining right-of-use assets	$1,336,153

Operating Leases:
Weighted-average remaining lease term (in years)	4.9 years
Weighted-average discount rate	8.4%

Future lease payments under non-cancelable operating leases as of November 30, 2020 are as follows:

Fiscal Year Ended November 30,
2021	$335,317
2022	259,261
2023	213,859
2024	216,866
2025	188,913
Thereafter	97,086
Total lease payments	1,311,302
Less: imputed interest	225,689
Total lease liabilities	$1,085,613

ASC 840 Comparative Disclosures

The Company had the following commitments by fiscal year at November 30, 2019:

Location	2020	2021	2022	2023	2024	2025 and beyond
Wilmington, MA	$24,987	$115,371	$117,972	$120,979	$123,986	$300,660
Fort Wayne, IN	30,357	30,585	7,646	—	—	—
South Africa*	13,098	2,217	—	—	—	—
Total	$68,442	$148,173	$125,618	$120,979	$123,986	$300,660
(*USD based on November 30, 2019 exchange rate)

The above lease commitments reflect annual escalation. During the year ended November 30, 2019, the Company recognized expense of $60,316.